SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basic and Diluted Net Earnings (Loss) per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Computation of basic and diluted loss per share
Net loss attributable to Common Shareholders	$ (28,665,024)	$ (16,939,859)
Denominator
Weighted Average Common Shares - Basic	15,178,056	14,208,787
Weighted Average Common Shares - Diluted	15,178,056	14,208,787
Earnings (Loss) per common share:
Earnings (Loss) - Basic	$ (1.89)	$ (1.19)
Earnings (Loss) - Diluted	$ (1.89)	$ (1.19)
Warrants
Computation of basic and diluted loss per share
Anti-dilutive securities excluded from computation of diluted shares outstanding (in shares)	466,078
Options
Computation of basic and diluted loss per share
Anti-dilutive securities excluded from computation of diluted shares outstanding (in shares)	3,516,136
Convertible Notes
Computation of basic and diluted loss per share
Anti-dilutive securities excluded from computation of diluted shares outstanding (in shares)	66,667
Series B preferred stock
Computation of basic and diluted loss per share
Anti-dilutive securities excluded from computation of diluted shares outstanding (in shares)	782,004